Organization and Business Overview (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Business Overview [Abstract]
Schedule of Group Reorganization and as at the Date of this Report

Upon the Group Reorganization and as at the date of this report, details of the subsidiaries company are as follows:

Name		Background	Ownership	Principal activities
Victory Hero Capital Limited (“Victory Hero”)	— — —	A BVI company Incorporated on August 14, 2023 Issued share capital of US$1	Wholly-owned by the Company	Investment holding
Wching Tech Ltd Co. Limited (“Wching HK”)	— — —	A Hong Kong company Incorporated on April 20, 2012 Issued share capital of HK$10,000	Wholly-owned by Victory Hero	Provision of customized software solutions, cloud-based software-as-a-service (“SaaS”) services, and white-labelled software design and development services
Power Sweet Home	— — —	A BVI company Incorporated on April 8, 2025 Issued share capital of US$1	Wholly-owned by the Company	Inactive